Net Loss Per Share Attributible to Ordinary Sharholders - Schedule of Sets Forth the Computation of Basic and Diluted Net Loss Per Share Attributable (Details) - USD ($)
$ / shares in Units, $ in Thousands
12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Net loss		$ (49,317)	$ (43,500)	$ (40,494)
Denominator:
Weighted-average shares used in computing loss per share attributable to ordinary shareholders, basic		80,949,032	72,021,520	63,489,983
Loss per share attributable to ordinary shareholders, basic		$ (0.61)	$ (0.6)	$ (0.64)
Numerator:
Adjusted Net loss	[1]	$ (49,317)	$ (44,696)	$ (41,698)
Denominator:
Weighted-average shares used in computing loss per share attributable to ordinary shareholders, diluted		80,949,032	72,053,372	63,629,206
Loss per share attributable to ordinary shareholders, diluted	[1]	$ (0.61)	$ (0.61)	$ (0.66)

[1]	Loss per share attributable to ordinary shareholders, diluted, was adjusted and take into consideration warrants liabilities revaluations as part of the Company’s net loss for 2024, 2023 and 2022 as set forth in the following table.